Consolidated Statements of Operations (unaudited) - June 30, 2011 (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Product sales	$ 76,733	$ 7,783	$ 169,630	$ 8,749
Consulting	116,000	600	167,500	600
User fees	13,281	5,088	32,962	13,225
Total revenues	206,014	13,471	370,092	22,574
Cost of revenues:
Product sales	45,816	11,425	86,839	12,920
Consulting	59,366		59,366
User fees	13,150	1,846	21,869	9,305
Selling, general and administative expense	312,842	625,469	653,157	1,105,972
(Gain) loss on disposal of assets		(1,260)		21,779
Total operating expenses	431,174	637,480	821,231	1,149,976
Loss from operations	(225,160)	(624,009)	(451,139)	(1,127,402)
Other income (expense)
Other income				65
Interest expense	(21,938)	(24,579)	(44,383)	(45,377)
Total other income (expense)	(21,938)	(24,579)	(44,383)	(45,312)
Net loss before noncontrolling interests	(247,098)	(648,588)	(495,522)	(1,172,714)
Net loss attributable to noncontrolling interests	6,509	42,223	17,323	42,223
Net loss	$ (240,589)	$ (606,365)	$ (478,199)	$ (1,130,491)
Net loss per share - basic and diluted (in Dollars per share)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)
basic and diluted (in Shares)	163,872,692	49,374,818	157,651,502	95,616,829